UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, DC  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

       REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  SEPTEMBER 30, 2010

                          CHECK HERE IF AMENDMENT [ ]:

                       THIS AMENDMENT (CHECK ONLY ONE.):

                           [  ]  IS A RESTATEMENT

                        [  ]  ADDS NEW HOLDINGS ENTRIES.

              INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:


              NAME:     Atlantic Investment Management, Inc.
                        ------------------------------------------------

              ADDRESS:  666 Fifth Avenue, 34th Floor, New York, NY 10103
                        ------------------------------------------------


FORM 13F FILE NUMBER: 28-   06437
                            -----

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

NAME:      Alexander J. Roepers

TITLE:     President

PHONE:     212-484-5050


SIGNATURE, PLACE, AND DATE OF SIGNING:

/s/ Alexander J. Roepers             New York, NY           November 12, 2010
-------------------------           --------------         -------------------


REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY



Number of Other Included Managers:             None
                                               ----


Form 13F Information Table Entry Total:          16
---------------------------------------        ----


Form 13F Information Table Value Total:       $785,756     (thousands)
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List of Other Included Managers:     None
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


                           FORM 13F INFORMATION TABLE

                      Atlantic Investment Management, Inc.
                                    FORM 13F
                               September 30, 2010



                            Title of               Value     Shares/    SH/  PUT/  INVSTMT  OTHER              VOTING AUTH
Name of Issuer                Class      Cusip    (x1000)    PRN AMT    PRN  CALL  DSCRETN  MNGRS     SOLE        SHRD      NONE
ASHLAND INC NEW             COM        044209104     9,754     200,000  SH         Sole               200,000
CHINA SEC & SURVE TECH
   INC                      COM        16942J105     1,251     225,000  SH         Sole               225,000
CROWN HOLDINGS INC          COM        228368106    14,330     500,000  SH         Sole               500,000
DEL MONTE FOODS CO          COM        24522P103    11,533     879,695  SH         Sole               879,695
ENERGIZER HLDGS INC         COM        29266R108   131,099   1,950,000  SH         Sole             1,950,000
FLIR SYS INC                COM        302445101     8,481     330,000  SH         Sole               330,000
F M C CORP                  COM NEW    302491303   109,456   1,600,000  SH         Sole             1,600,000
HARMAN INTL INDS INC        COM        413086109    15,202     455,000  SH         Sole               455,000
ITT CORP NEW                COM        450911102   107,709   2,300,000  SH         Sole             2,300,000
KENNAMETAL INC              COM        489170100     9,279     300,000  SH         Sole               300,000
MCKESSON CORP               COM        58155Q103    13,592     220,000  SH         Sole               220,000
OWENS ILL INC               COM NEW    690768403   165,554   5,900,000  SH         Sole             5,900,000
RAYTHEON CO                 COM NEW    755111507    17,827     390,000  SH         Sole               390,000
SOLUTIA INC                 COM NEW    834376501    18,423   1,150,000  SH         Sole             1,150,000
THERMO FISHER SCIENTIFIC
   INC                      COM        883556102    17,716     370,000  SH         Sole               370,000
XEROX CORP                  COM        984121103   134,550  13,000,000  SH         Sole            13,000,000